Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) Segment	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit loss (in Yuan Renminbi)	¥ 1,284,126		¥ 741,481	¥ 1,042,983
Property and equipment, net (in Yuan Renminbi)	120,929		174,211		$ 17,293
Depreciation expenses (in Yuan Renminbi)	45,218	$ 6,466	50,105	40,984
Net in amount (in Yuan Renminbi)	17,920,312
Amortization expenses (in Yuan Renminbi)	621,198			53,922,689
Impairment charge of educational contents (in Yuan Renminbi)				197,466,973
Accrued impairment charge (in Yuan Renminbi)				197,466,973
Educational contents (in Yuan Renminbi)	17,920,312				2,562,571
Impairment against software and technology (in Yuan Renminbi)				4,641,741
Contract liabilities (in Yuan Renminbi)	¥ 5,174,606		¥ 6,070,210
VAT rate	16.00%	16.00%
Dilutive shares
Number of operating segment | Segment	2	2
Net loss (in Yuan Renminbi)	¥ (15,738,687)	$ (2,248,962)	¥ (33,513,515)	(373,500,737)
Accumulated deficit (in Yuan Renminbi)	(341,073,614)		(325,318,655)		(47,942,780)
Cash used in operating activities (in Yuan Renminbi)	(9,745,382)	$ (1,429,409)	10,508,470	15,159,956
Cash and cash equivalents (in Yuan Renminbi)	¥ 8,168,373		12,461,382		1,168,062
Statutory surplus rate	10.00%	10.00%
Registered capital	50.00%	50.00%
General reserve fund after tax profits percentage	10.00%	10.00%
General reserve fund	50.00%	50.00%
Statutory reserves (in Yuan Renminbi)	¥ 23,573,981		23,557,710		$ 3,318,034
Software and Technology [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment against software and technology (in Yuan Renminbi)				4,641,741
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	6.9931				6.9931
Customer Concentration Risk [Member] | One Customer [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss (in Yuan Renminbi)				¥ 382,813,263
Concentration risk percentage	52.00%	52.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	31.00%	31.00%	36.00%	21.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			41.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss (in Yuan Renminbi)			¥ 33,410,972
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	31.00%	31.00%	24.00%	16.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.00%	23.00%	36.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss (in Yuan Renminbi)	¥ 16,300,060
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				12.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.00%	15.00%	9.00%
Customer Concentration Risk [Member] | Four Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				11.00%
Other Operating Segment [Member]
Summary of Significant Accounting Policies [Line Items]
Number of operating segment	1	1
One Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	38.00%	38.00%	29.00%	38.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	41.00%	41.00%	41.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	67.00%	67.00%	43.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	27.00%	27.00%	26.00%	13.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	33.00%	33.00%	27.00%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%	11.00%	22.00%	9.00%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			23.00%
Four Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			8.00%	6.00%
Four Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			6.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable (in Yuan Renminbi)	¥ 59,552,803